Research and Development Expenditures Recognized as Expenses - Summary of Research and Development Expenditures Recognized as Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [Line Items]
Research and development expenditures recognized as expenses	₩ 486,888	₩ 444,798	₩ 491,681
Administrative expenses [member]
Statement of comprehensive income [Line Items]
Research and development expenditures recognized as expenses	125,795	120,608	135,508
Cost of sales [member]
Statement of comprehensive income [Line Items]
Research and development expenditures recognized as expenses	₩ 361,093	₩ 324,190	₩ 356,173